Note 5 - Trade accounts receivable (Details) - Trade Acounts Receivable Table (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade Acounts Receivable Table [Abstract]
Trade accounts receivable		$ 75	$ 241
Less: Allowance for doubtful accounts	(3)	(11)	0
Trade accounts receivable, net	$ 431	$ 64	$ 241